Intangible Assets (Changes in Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	$ 107,745
Amortization	(26,693)	$ (34,353)	$ (49,565)
Balance, end of period	81,052	107,745
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	826,504
Balance, end of period	809,002	826,504
Intangible Assets [Roll Forward]
Balance, beginning of period	934,249	1,010,660	1,059,638
Additions	0	14	4,687
Amortization	(26,693)	(34,353)	(49,565)
Balance, end of period	890,054	934,249	1,010,660
Impairment of Intangible Assets (Excluding Goodwill)	17,502	40,072	4,100
Trademarks
Finite-lived Intangible Assets [Roll Forward]
Amortization	0	0	0
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	126,001	128,287	126,800
Additions	0	14	4,687
Impairments	0	(300)
Balance, end of period	126,001	126,001	128,287
Intangible Assets [Roll Forward]
Amortization	0	0	0
Gaming License Rights
Finite-lived Intangible Assets [Roll Forward]
Amortization	0	0	0
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	700,503	740,275	741,175
Additions	0	0	0
Impairments	(17,502)	(39,772)	(900)
Balance, end of period	683,001	700,503	740,275
Intangible Assets [Roll Forward]
Amortization	0	0	0
Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	51,958	85,267	130,941
Additions	0	0	0
Impairments	0	0	0
Amortization	(25,652)	(33,309)	(45,674)
Balance, end of period	26,306	51,958	85,267
Intangible Assets [Roll Forward]
Amortization	(25,652)	(33,309)	(45,674)
Noncompete Agreements
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	0	0	2,846
Additions	0	0	0
Impairments	0	0	0
Amortization	0	0	(2,846)
Balance, end of period	0	0	0
Intangible Assets [Roll Forward]
Amortization	0	0	(2,846)
Favorable Lease Rates
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	34,414	35,458	36,503
Additions	0	0	0
Impairments	0	0	0
Amortization	(1,041)	(1,044)	(1,045)
Balance, end of period	33,373	34,414	35,458
Intangible Assets [Roll Forward]
Amortization	(1,041)	(1,044)	(1,045)
Development Agreement
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	21,373	21,373	21,373
Additions	0	0	0
Impairments	0	0	0
Amortization	0	0	0
Balance, end of period	21,373	21,373	21,373
Intangible Assets [Roll Forward]
Amortization	0	0	0
Borgata
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		(2,000)
Borgata | Customer Relationships
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		0
Borgata | Noncompete Agreements
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		0
Borgata | Favorable Lease Rates
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		0
Borgata | Development Agreement
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		0
Borgata | Gaming License Rights
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		0
Borgata | Trademarks
Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)		(2,000)
Midwest and South | Gaming License Rights
Indefinite-lived Intangible Assets [Roll Forward]
Impairments	$ (17,500)	(39,800)
Peninsula | Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Impairments		$ (300)	$ (3,200)